Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash
Current liabilities:
Accrued expenses	50,450	$ 25,450
Related party payable		26,000
Related party loan, current	52,000	26,000
Total liabilities	102,450	51,450
Members’ capital:
Members’ interests
Accumulated deficit	(102,450)	(51,450)
Total members’ capital	(102,450)	(51,450)
Total liabilities and members’ capital
Boost Run Holdings LLC [Member]
Current assets:
Cash	13,241,000	9,747,000	$ 335,000
Accounts receivable	11,479,000	2,607,000	253,000
Deferred transaction costs	1,662,000	1,002,000
Prepaid expenses	3,428,000	6,187,000	549,000
Other current assets	632,000	131,000	29,000
Total current assets	30,442,000	19,674,000	1,166,000
Operating lease right-of-use assets	107,407,000	8,828,000	2,938,000
Finance lease right-of-use assets	94,054,000	33,774,000	1,939,000
Equipment, net	30,814,000	14,866,000	6,903,000
Prepaid expenses, non-current	1,115,000
Intangible assets	16,000	16,000
Capitalized software	250,000	276,000	371,000
Total assets	264,098,000	77,434,000	13,317,000
Current liabilities:
Accounts payable	10,912,000	6,405,000	77,000
Credit card payable	174,000	222,000	359,000
Operating lease liabilities, current	12,435,000	4,388,000	985,000
Finance lease liabilities, current	38,147,000	12,721,000	616,000
Accrued expenses and other liabilities, current	23,481,000	16,661,000	546,000
Related party loan, current	1,430,000
Debt, current	15,358,000	242,000
Total current liabilities	101,937,000	40,639,000	2,583,000
Accrued expenses and other liabilities, non-current	19,614,000
Operating lease liabilities, non-current	89,696,000	4,971,000	1,830,000
Finance lease liabilities, non-current	48,635,000	17,664,000	1,411,000
Related party loan, non-current		1,430,000
Debt, non-current		4,594,000
Total liabilities	259,882,000	69,298,000	5,824,000
Commitments and contingencies (Note 14)
Members’ capital:
Members’ interests	11,182,000	11,182,000	7,690,000
Additional paid-in capital	14,191,000	13,993,000	568,000
Accumulated deficit	(21,157,000)	(17,039,000)	(765,000)
Total members’ capital	4,216,000	8,136,000	7,493,000
Total liabilities and members’ capital	$ 264,098,000	$ 77,434,000	$ 13,317,000